SSgA FUNDS

SUPPLEMENT DATED AUGUST 9, 2012

TO

PROSPECTUS

DATED DECEMBER 14, 2011

(AS SUPPLEMENTED THROUGH AUGUST 1, 2012)

SSgA HIGH YIELD BOND FUND

(TICKER SYMBOL: SSHYX)

Shareholders of the SSgA Funds are hereby notified that effective immediately, the following portfolio management team disclosure appearing in the Prospectus is hereby revised.

Information under the heading “Fund Summary,” sub-heading “Investment Advisor” pertaining to the SSgA High Yield Bond Fund on page 20 is amended as follows:

Catherine Powers, CFA, and Charles Moon serve as portfolio managers of the fund. They have managed the fund since 2011 and 2012, respectively.

Information under the heading “Fund Management,” sub-heading “Portfolio Management” on page 92 is amended as follows:

SSgA Fund	Portfolio Manager(s)	Experience
SSgA High Yield Bond Fund	Catherine Powers, CFA	Investment professional for 28 years, the last year within SSgA FM or its affiliates. She is head of Alpha Strategies, North America.

	Charles Moon	Investment professional for 21 years. He joined SSgA FM’s Active Fixed Income Portfolio Management group in 2012.

The rest of the Prospectus sections entitled “Investment Advisor” and “Portfolio Management” remain unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

COMBOSTPROSUP4

SSgA FUNDS

SUPPLEMENT DATED AUGUST 9, 2012

TO THE SSgA FUNDS

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 14, 2011

AS SUPPLEMENTED JUNE 29, 2012

SSgA HIGH YIELD BOND FUND

Shareholders of the SSgA Funds are hereby notified that the information regarding the portfolio managers of the above fund contained in the Statement of Additional Information is hereby revised.

Information under the section entitled “Investment Advisory and Other Services,” sub-heading “Other Accounts Managed” is hereby revised on page 30 as follows:

Other Accounts Managed as of July 31, 2012
Portfolio Managers	Number of Registered Investment Companies	Assets Under Management (in billions)	Number of Pooled Investment Vehicles	Assets Under Management (in billions)	Other Types of Accounts	Assets Under Management (in billions)	Asset Total (in billions)
	SSgA High Yield Bond Fund
Catherine Powers	1	$0.11	2	$1.04	1	$0.19	$1.34
Charles Moon	1	$0.11	2	$1.04	1	$0.19	$1.34

Information under the section entitled “Investment Advisory and Other Services,” sub-heading “Ownership of Securities” is hereby revised on page 30 as follows:

Ownership of Securities. As of July 31, 2012, the portfolio managers do not beneficially own any shares of any Funds described in this statement.

The remainder of the section remains unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE